SCHEDULE OF OFFICE AND MISCELLANEOUS EXPENSES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Office And Miscellaneous
Advertising, Marketing, and Investor Relations	$ 710,821	$ 4,243,432	$ 4,431,818
Compliance fees	286,472	193,250	152,826
Contract Work		772,003	441,798
Other	856,285	1,095,194	371,519
Office and Miscellaneous Expenses	$ 1,853,578	$ 6,303,879	$ 5,397,961